DUE TO DIRECTORS - RELATED PARTIES (Details Textual) - USD ($)		1 Months Ended	12 Months Ended
	Feb. 04, 2015	Jul. 02, 2014	Jun. 30, 2016	Jun. 30, 2015	Jan. 30, 2015
Related Party Transaction [Line Items]
Due to Related Parties, Current			$ 33,943	$ 35,108
Decrease In Liability Due To Director			44,000
Increase In The Liability Part Of Settlement Agreement					$ 44,000
Debt Conversion, Converted Instrument, Amount		$ 139,680	$ 0	$ 152,285
Director [Member]
Related Party Transaction [Line Items]
Debt Conversion, Converted Instrument, Amount	$ 17,000